Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	13,505.55
Total Transaction Valuation	97,795,443.37
Total Offset Amount	0.00
Net Fee	$ 13,505.55
Offering Table N/A
Offset Table N/A	N/A